Capital and financial risk management - Financial risk management - COVID 19 (Details) - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019
Capital and financial risk management
Combined cash and cash equivalent and short term investments	€ 18,500
Undrawn committed facilities	7,700
Syndicated bank facilities
Capital and financial risk management
Undrawn committed facilities	€ 7,749	€ 7,880